Note 23 - Commitments and Contingencies (Details Textual) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Statement Line Items [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 20.9	$ 14.0